leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$ 4	$ 5	$ 12	$ 9
Other sublet revenue included in other income	1		2	1
Lease payments	$ 140	$ 98	$ 280	$ 200